Summary of Accounts Receivable (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Credit Loss [Abstract]
Accounts receivable – third parties	$ 32,800	$ 35,466
Allowance for discounts		(875)
Accounts receivable, net	$ 32,800	$ 34,591